Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share

Note 14. Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands except for share and per share amounts):

	Nine Months Ended September 30,
	2025	2024
Numerator:
Net loss	$(5,213)	$(11,934)
Denominator:
Weighted-average common shares outstanding - basic and diluted	11,255,399	10,424,137
Net loss per share attributable to Fusemachines Inc. common stockholders - basic and diluted	$(0.46)	$(1.14)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	September 30,	December 31,
	2025 (I)	2024
Convertible Preferred Stock (as converted to common stock)	9,043,234	9,043,234
Common Stock Warrants	140,133	140,133
Stock options	1,053,849	2,583,577	(1)
	10,237,216	11,766,944

(1)	Includes 10,292 stock options as of December 31, 2024 that were early exercised in exchange for non-recourse promissory notes. (Refer to “Note 13 – Stock-based Compensation”).

The Convertible Notes were also outstanding as of September 30, 2025 and December 31, 2024, which could obligate the Company to issue preferred shares upon the occurrence of various future events at prices and in amounts that are not determinable until the occurrence of those future events. Because the necessary conditions for the conversion of the Convertible Notes have not been satisfied as of September 30, 2025 and December 31, 2024, the Company has excluded the Convertible Notes from the table above and the calculation of diluted net loss per share. (Refer to “Note 9 - Long-term Debt”)

The Company has also entered into a contingent obligation to issue 45,000 shares of its common stock to a certain vendor in connection with an outstanding accounts payable balance as part of a settlement agreement (refer to “Note 16 - Commitments and Contingencies”). The issuance of common stock is contingent upon the completion the Merger (refer to “Note 1 - Organization”). As the Merger had not taken place as of September 30, 2025, and December 31, 2024, the conditions for the issuance of common stock have not been satisfied. Accordingly, the Company has excluded the common stock shares arising from this contingent obligation from the table above and the calculation of diluted net loss per share.

Note 17. Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands except for share and per share amounts):

	Year Ended December 31,
	2024	2023
Numerator:
Net loss	(15,383)	(6,762)
Denominator:
Weighted-average common shares outstanding - basic and diluted	10,574,934	9,220,534
Net loss per share attributable to Fusemachines Inc. common stockholders - basic and diluted	(1.45)	(0.73)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	December 31,		December 31,
	2024		2023
Convertible Preferred Stock (as converted to common stock)	9,043,234		9,043,234
Common Stock Warrants	140,133		140,133
Stock options	2,583,577	(1)	4,795,223	(2)
	11,766,944		13,978,590

(1)	Includes 10,292 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes. (Refer to “The Promissory Notes Transactions” in “Note 16 – Stock-based Compensation”).

(2)	Includes 2,470,000 stock options as of December 31, 2023 that were early exercised in exchange for non-recourse promissory notes. (Refer to “Note 16 – Stock-based Compensation”).

The convertible notes were also outstanding as of December 31, 2024 and December 31, 2023, which could obligate the Company to issue common and preferred stock upon the occurrence of various future events at prices and in amounts that are not determinable until the occurrence of those future events. Because the necessary conditions for the conversion of the convertible notes have not been satisfied as of December 31, 2024 and December 31, 2023, the Company has excluded the convertible notes from the table above and the calculation of diluted net loss per share. (Refer to “Note 12 – Long-term Debt”)

The Company has also entered into a contingent obligation to issue 45,000 shares of its common stock to a certain vendor in connection with an outstanding accounts payable balance as part of a settlement agreement (refer to “Note 19 – Commitments and Contingencies”). The issuance of common stock is contingent upon the completion the Merger (refer to “Note 1 – Organization”). As the Merger had not taken place as of December 31, 2024, and December 31, 2023, the conditions for the issuance of common stock have not been satisfied. Accordingly, the Company has excluded the common stock shares arising from this contingent obligation from the table above and the calculation of diluted net loss per share.